Business combination (Tables)	12 Months Ended
Dec. 31, 2017
Business combination
Schedule of fair value of consideration transferred and the preliminary estimated fair values of assets acquired and liabilities assumed

October 5, 2017
Cash paid	$1,131.0
Shares issued	1,063.4
Merger consideration to be settled	3.1
Liability to dissenting shareholders	114.9
Issuance of replacement equity-settled awards	15.8
Purchase consideration	2,328.2

Assets
Cash and cash equivalents	$170.6
Trade and other receivables	142.2
Financial assets, other	13.4
Current tax assets	0.1
Non-financial assets	93.4
Property, plant and equipment	695.8
Definite life intangible assets	1,439.8
2,555.3
Liabilities
Trade and other payables	$83.2
Current tax liabilities	2.7
Provisions	1.4
Employee benefits	29.1
Non-financial liabilities	354.0
Deferred tax liabilities	149.6
Long-term debt	1,276.0
1,896.0

Fair value of net identifiable assets acquired	659.3

Goodwill	$1,668.9